MEMBER MANAGEMENT FEES PAYABLE	12 Months Ended
Dec. 31, 2023
Member Management Fees Payable
MEMBER MANAGEMENT FEES PAYABLE

14. MEMBER MANAGEMENT FEES PAYABLE

	As of December 31,
	2022	2023
	RMB	RMB

Member management fees payable	11,087	4,373

The Group engages third party vendors to provide management service in the member’s community, including organizing product launch events, collecting members or Yunji App users’ feedbacks, etc. Member management fees payable represents the Group’s unpaid balance of such service fees to the third party vendors. For the years ended December 31, 2021, 2022 and 2023, member management fees were RMB 174,798, RMB 101,984 and RMB 57,373, presented in sales and marketing expenses in the Consolidation Statements of Comprehensive Income/(Loss).